Expense Example - Defiance 2X Daily Long Pure Drone and Aerial Automation ETF [Member]	Jan. 26, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	$ 415